Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 263	$ 39	¥ 504